REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of revenues

	2024	2023	2022
	$’000	$’000	$’000
Crypto currency mining – worldwide	47,017	50,558	58,464
Crypto currency management fees – United States	—	—	119
Total revenue	47,017	50,558	58,583